Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Maximum exposure to credit risk	SFr 1,261,124	SFr 11,268,910
Cash and cash equivalents [Member]
Financial assets
Maximum exposure to credit risk	984,191	11,258,870
Trade receivables [Member]
Financial assets
Maximum exposure to credit risk	21,746
Other receivables [Member]
Financial assets
Maximum exposure to credit risk	SFr 255,187	SFr 10,040